Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Cash Flows From Operating Activities
Net income	$ 262.8	$ 241.5	$ 228.8
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	135.0	131.5	119.4
Lease expense	17.0	18.1	0.0
Deferred income taxes	85.8	64.0	12.7
Stock-based compensation	18.0	10.3	12.5
Asbestos adjustments	143.9	58.2	22.0
Excess tax benefits from share-based awards	(3.5)	(0.4)	0.0
Restructuring expenses	0.0	77.4	15.9
Loss on early debt extinguishment	13.1	0.0	1.0
Other, net	20.3	17.2	16.3
Changes in operating assets and liabilities:
Accounts and other receivables	46.4	(118.6)	(18.1)
Inventories	98.7	3.2	(28.6)
Lease assets and liabilities, net	(19.1)	(15.6)	0.0
Prepaid expenses and other assets	(14.2)	(2.6)	(1.7)
Insurance receivable - Asbestos	5.8	7.6	4.8
Accounts payable and accrued liabilities	25.0	45.1	3.5
Claims and handling costs paid - Asbestos	(106.4)	(105.6)	(108.8)
Income taxes payable	(14.7)	(11.0)	8.8
Other accrued liabilities	73.0	30.9	15.5
Net cash provided by operating activities	786.9	451.2	304.0
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(110.7)	(193.8)	(317.5)
Proceeds from sale of property, plant and equipment	1.6	8.0	0.0
Capitalized interest	(9.5)	(9.5)	(5.4)
Acquisition of business, net of cash acquired	0.0	0.0	(558.7)
Purchase of restricted short-term investments - Asbestos	(25.0)	(75.5)	(89.1)
Proceeds from restricted short-term investments - Asbestos	23.2	67.0	106.3
Net cash used in investing activities	(120.4)	(203.8)	(864.4)
Cash Flows From Financing Activities
Proceeds from credit facilities	0.0	330.0	230.0
Repayments of credit facilities	(130.0)	(350.0)	(180.0)
Proceeds from 364-day term loan facility	0.0	0.0	492.4
Repayments of 364-day term loan facility	0.0	0.0	(458.8)
Proceeds from senior unsecured notes	0.0	0.0	458.8
Debt issuance costs	0.0	0.0	(6.1)
Repayment of senior unsecured notes	(400.0)	0.0	0.0
Call redemption premium paid to note holders	(9.5)	0.0	0.0
Proceeds from issuance of shares	0.1	0.0	0.0
Repayment of finance lease obligations and borrowings	(0.8)	(0.4)	0.0
Dividends paid	0.0	(158.6)	(172.1)
Net cash (used in) provided by financing activities	(540.2)	(179.0)	364.2
Effects of exchange rate changes on cash and cash equivalents, restricted cash and restricted cash - Asbestos	6.3	(6.2)	6.6
Net increase (decrease) in cash and cash equivalents, restricted cash and restricted cash - Asbestos	132.6	62.2	(189.6)
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at beginning of period	185.8	123.6	313.2
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at end of period	318.4	185.8	123.6
Non-Cash Investing and Financing Activities
Capital expenditures incurred but not yet paid	18.0	8.3	25.9
Supplemental Disclosure of Cash Flow Activities
Cash paid during the year for interest	56.4	61.5	57.0
Cash (refund) payment during the year for income taxes, net	(3.7)	52.5	26.3
Cash paid to AICF	$ 153.3	$ 108.9	$ 103.0